STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 28.9%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class C, 7.42%, 03/18/2030(a)	$550,000	$555,255
Series 2023-2PL, Class C, 7.27%, 05/20/2030(a)	425,000	427,577
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	250,000	251,963
Series 2023-4CP, Class B, 7.24%, 11/25/2030(a)	350,000	352,791
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	168,589	169,750
Affirm, Inc., Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	300,000	304,690
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	671,044	676,291
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(a)	1,000,000	1,023,705
Series 2024-1, Class B, 5.60%, 11/12/2027(a)	800,000	798,334
Aqua Finance Trust, Series 2017-A, Class B, 6.61%, 11/15/2035 (a)	200,000	200,155
Avis Budget Car Rental LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(a)	416,667	415,744
Series 2020-1A, Class B, 2.68%, 08/20/2026(a)	500,000	482,863
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	820,528	817,373
Capital One Financial Corp., Series 2021-A1, Class A1, 0.55%, 07/15/2026	833,000	825,403
CPS Auto Trust
Series 2024-A, Class B, 5.65%, 05/15/2028(a)	640,000	637,536
Series 2024-B, Class B, 6.04%, 10/16/2028(a)	1,000,000	999,582
DT Auto Owner Trust, Series 2022-3A, Class C, 7.69%, 07/17/2028 (a)	250,000	254,790
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027(a)	500,000	494,248
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	802,938
Series 2023-2A, Class C, 5.75%, 07/17/2028	500,000	498,697
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	262,788	261,162
Foundation Finance Trust, Series 2017-1A, Class C, 5.40%, 07/15/2033 (a)	303,900	301,026
FREED ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	171,146	167,020
GLS Auto Receivables Trust
Series 2022-2A, Class D, 6.15%, 04/17/2028(a)	800,000	797,427
Series 2023-1A, Class B, 6.19%, 06/15/2027(a)	100,000	100,127
Hertz Global Holdings, Inc., Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	300,000	294,256
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.46%, 06/15/2026 (a)	50,008	48,537
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031(a)	370,750	361,415
Series 2022-3A, Class B, 5.95%, 11/15/2032(a)	300,000	300,296
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	200,000	202,300
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	600,000	608,638

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 28.9% (CONTINUED)	Par	Value
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	$150,000	$151,461
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 05/20/2030 (a)	300,000	299,055
Oportun Financial Corp., Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	400,000	388,276
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029(a)	113,828	110,640
Series 2022-1, Class B, 3.34%, 10/15/2029(a)	399,947	391,493
Series 2022-2, Class B, 6.63%, 01/15/2030(a)	899,946	902,330
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	66,245	67,161
Series 2023-3, Class A, 7.60%, 12/16/2030(a)	644,367	650,411
Series 2023-5, Class B, 7.63%, 04/15/2031(a)	399,997	404,384
Series 2023-8, Class A, 7.30%, 06/16/2031(a)	360	364
Series 2024-1, Class A, 6.66%, 07/15/2031(a)	90,168	90,614
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	999,750	1,009,787
Series 2024-2, Class A, 6.32%, 08/15/2031(a)	600,000	601,162
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	900,000	902,426
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	150,000	150,207
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	1,300,000	1,302,623
Prestige Auto Receivables Trust
Series 2023-2A, Class B, 6.64%, 12/15/2027(a)	400,000	401,765
Series 2023-2A, Class C, 7.12%, 08/15/2029(a)	200,000	201,452
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)	500,000	503,371
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037 (a)	497,772	479,362
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	200,000	203,102
Series 2024-1A, Class A, 6.12%, 08/15/2029(a)	200,000	200,374
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(b)	974,718	931,487
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	398,500
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030(a)	500,000	508,810
Series 2024-1A, Class B, 6.29%, 02/18/2031(a)	500,000	501,306
Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	75,712	75,155
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	177,843	179,338
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	192,962	194,611
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	81,523	81,365

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 28.9% (CONTINUED)	Par	Value
Upstart Pass-Through Trust Series
Series 2022-ST1, Class A, 2.60%, 03/20/2030(a)	$110,694	$108,844
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	263,086	256,755
Upstart Securitization Trust
Series 2021-5, Class B, 2.49%, 11/20/2031(a)	280,564	276,968
Series 2022-2, Class B, 6.10%, 05/20/2032(a)	400,000	400,290
Series 2023-3, Class A, 6.90%, 10/20/2033(a)	244,233	245,647
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.40%, 04/15/2030 (a)	218,411	214,932
Verizon Master Trust, Series 2023-5, Class A1B, 6.01% (30 day avg SOFR U.S. + 0.68%), 09/08/2028	300,000	301,606
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027 (a)	510,000	505,370
TOTAL ASSET-BACKED SECURITIES (Cost $28,928,889)		29,024,693

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068(a)(b)	186,184	189,834
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(b)	186,184	190,612
Series 2023-NQM5, Class A3, 7.76%, 11/25/2068(a)(b)	487,133	496,812
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(b)	944,059	936,955
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/2068 (a)(b)	467,576	473,861
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(b)	1,000,000	1,013,376
Federal Home Loan Mortgage Corp.
Series K045, Class A2, 3.02%, 01/25/2025	1,138,121	1,118,058
Series K046, Class A2, 3.21%, 03/25/2025	924,863	907,294
Series K047, Class A2, 3.33%, 05/25/2025(c)	1,599,026	1,566,708
Series K048, Class A2, 3.28%, 06/25/2025(c)	1,000,000	978,837
Series K049, Class A2, 3.01%, 07/25/2025	199,939	194,691
Series K055, Class A2, 2.67%, 03/25/2026	700,000	668,683
Series K056, Class A2, 2.53%, 05/25/2026	2,500,000	2,374,699
Series K727, Class A2, 2.95%, 07/25/2024	838,768	834,276
Series K731, Class A2, 3.60%, 02/25/2025(c)	976,910	963,112
Series K732, Class A2, 3.70%, 05/25/2025	480,139	472,232
Series K-F100, Class AS, 5.50% (30 day avg SOFR U.S. + 0.18%), 01/25/2028	423,897	420,578
Series K-F101, Class AS, 5.52% (30 day avg SOFR U.S. + 0.20%), 01/25/2031	432,827	426,390
Series K-F113, Class AS, 5.55% (30 day avg SOFR U.S. + 0.23%), 05/25/2028	471,662	469,119
Series K-F115, Class AS, 5.53% (30 day avg SOFR U.S. + 0.21%), 06/25/2031	118,055	116,451

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3% (CONTINUED)	Par	Value
Series K-F117, Class AS, 5.56% (30 day avg SOFR U.S. + 0.24%), 06/25/2031	$488,578	$483,806
Series KF129, Class AS, 5.57% (30 day avg SOFR U.S. + 0.25%), 01/25/2029	484,211	477,706
Series KF133, Class AS, 5.69% (30 day avg SOFR U.S. + 0.37%), 02/25/2029	478,436	476,454
Series KF160, Class AS, 6.02% (30 day avg SOFR U.S. + 0.70%), 10/25/2030	637,633	641,200
Series KF48, Class A, 5.73% (30 day avg SOFR U.S. + 0.40%), 06/25/2028	1,099,552	1,097,114
Series KF57, Class A, 5.98% (30 day avg SOFR U.S. + 0.65%), 12/25/2028	950,259	957,350
Series KF59, Class A, 5.98% (30 day avg SOFR US + 0.65%), 02/25/2029	1,007,167	1,014,837
Series KF75, Class AS, 5.88% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	398,667	400,123
Series KF90, Class AS, 5.70% (30 day avg SOFR U.S. + 0.38%), 09/25/2030	441,178	436,709
Series KF95, Class AL, 5.70% (30 day avg SOFR U.S. + 0.37%), 11/25/2030	786,578	781,673
Series KF96, Class AL, 5.70% (30 day avg SOFR U.S. + 0.37%), 12/25/2030	1,006,045	1,000,457
Series KF97, Class AS, 5.57% (30 day avg SOFR U.S. + 0.25%), 12/25/2030	409,603	405,195
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 6.18% (30 day avg SOFR U.S. + 0.85%), 11/25/2041(a)	388,307	388,793
Series 2022-DNA3, Class M1A, 7.33% (30 day avg SOFR U.S. + 2.00%), 04/25/2042(a)	299,300	303,045
Series 2024-DNA1, Class M1, 0.00% (30 day avg SOFR U.S. + 1.35%), 02/25/2044(a)	936,765	938,521
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(c)	448,937	454,082
Home RE Ltd., Series 2023-1, Class M1A, 7.48% (30 day avg SOFR U.S. + 2.15%), 10/25/2033 (a)	500,000	502,894
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (a)(b)	973,082	972,415
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058 (a)(b)	471,172	479,697
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(c)	422,542	420,914
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,398,345)		27,445,563

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 25.9%	Par	Value
Aerospace & Defense - 0.9%
Boeing Co., 4.88%, 05/01/2025	$400,000	$395,080
Howmet Aerospace, Inc., 6.88%, 05/01/2025	500,000	504,291
		899,371

Automotive - 1.3%
American Honda Finance Corp., 0.75%, 08/09/2024	100,000	98,715
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	250,000	247,559
2.30%, 02/10/2025	200,000	194,392
General Motors Financial Co., Inc., 2.90%, 02/26/2025	250,000	244,213
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	200,000	194,136
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	292,796
		1,271,811

Banking - 0.5%
Credit Suisse AG/New York, 3.63%, 09/09/2024	500,000	496,073

Banks - 2.1%
Bank of America Corp., 4.00%, 01/22/2025	300,000	296,074
Bank of Montreal, 2.50%, 06/28/2024	250,000	248,744
HSBC USA, Inc., 3.75%, 05/24/2024	250,000	249,660
JPMorgan Chase & Co., 3.88%, 09/10/2024	400,000	397,446
Truist Financial Corp., 2.50%, 08/01/2024	500,000	495,875
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	391,661
		2,079,460

Biotechnology - 0.4%
AbbVie, Inc., 3.85%, 06/15/2024	450,000	448,863

Building Products - 0.5%
Carrier Global Corp., 2.24%, 02/15/2025	500,000	486,528

Capital Markets - 1.0%
Ares Capital Corp., 4.20%, 06/10/2024	500,000	499,043
Bank of New York Mellon Corp., 0.85%, 10/25/2024	300,000	293,255
Goldman Sachs Group, Inc., 3.85%, 07/08/2024	250,000	249,120
		1,041,418

Chemicals - 1.1%
Eastman Chemical Co., 3.80%, 03/15/2025	250,000	245,645
Nutrien Ltd., 3.00%, 04/01/2025	250,000	243,925
Sherwin-Williams Co., 4.05%, 08/08/2024	250,000	248,807
Westlake Corp., 0.88%, 08/15/2024	406,000	400,307
		1,138,684

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 25.9% (CONTINUED)	Par	Value
Construction Materials - 0.2%
Martin Marietta Materials, Inc., 4.25%, 07/02/2024	$250,000	$249,366

Consumer Finance - 0.8%
American Express Co., 2.50%, 07/30/2024	250,000	248,053
Capital One Financial Corp., 3.30%, 10/30/2024	515,000	508,877
		756,930

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc., 3.50%, 11/01/2024	207,000	204,865

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc., 3.25%, 09/08/2024	100,000	99,078

Finance Companies - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	500,000	495,878
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	500,000	486,212
		982,090

Financial Services - 1.8%
Enact Holdings, Inc., 6.50%, 08/15/2025 (a)	464,000	463,919
Fiserv, Inc., 2.75%, 07/01/2024	350,000	348,223
Global Payments, Inc., 2.65%, 02/15/2025	500,000	487,877
NMI Holdings, Inc., 7.38%, 06/01/2025 (a)	500,000	502,964
		1,802,983

Food & Beverage - 0.2%
Mondelez International Holdings Netherlands BV, 2.25%, 09/19/2024 (a)	250,000	246,597

Food Products - 0.8%
Campbell Soup Co., 3.95%, 03/15/2025	500,000	492,240
Conagra Brands, Inc., 4.30%, 05/01/2024	250,000	250,000
Tyson Foods, Inc., 3.95%, 08/15/2024	100,000	99,461
		841,701

Ground Transportation - 0.5%
CSX Corp., 3.40%, 08/01/2024	250,000	248,671
Ryder System, Inc., 2.50%, 09/01/2024	250,000	247,170
		495,841

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc., 1.32%, 11/29/2024	500,000	487,297
Becton Dickinson & Co., 3.36%, 06/06/2024	250,000	249,400

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 25.9% (CONTINUED)	Par	Value
Health Care Equipment & Supplies - 1.4% (Continued)
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	$250,000	$249,642
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	410,000	400,375
		1,386,714

Health Care Providers & Services - 0.5%
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	200,000	196,050
3.60%, 02/01/2025	300,000	294,857
		490,907

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)	100,000	100,242

Industrial Conglomerates - 0.4%
3M Co., 2.65%, 04/15/2025	400,000	388,693

Leisure Products - 0.4%
Brunswick Corp., 0.85%, 08/18/2024	395,000	388,809

Machinery - 0.2%
Parker-Hannifin Corp., 3.65%, 06/15/2024	250,000	249,218

Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	350,000	347,757

Midstream - 1.1%
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	550,000	543,950
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	250,000	249,982
5.63%, 03/01/2025	300,000	299,157
		1,093,089

Oil, Gas & Consumable Fuels - 5.1%
Continental Resources, Inc., 3.80%, 06/01/2024	250,000	249,278
Enbridge, Inc., 2.50%, 02/14/2025	300,000	292,431
Energy Transfer LP, 3.90%, 05/15/2024	500,000	499,632
EnLink Midstream Partners LP, 4.15%, 06/01/2025	500,000	488,457
EQT Corp., 6.13%, 02/01/2025	250,000	250,054
Kinder Morgan Energy Partners LP, 4.30%, 05/01/2024	250,000	250,000
Marathon Petroleum Corp., 3.63%, 09/15/2024	444,000	440,071
MPLX LP, 4.88%, 12/01/2024	250,000	248,424

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 25.9% (CONTINUED)	Par	Value
Oil, Gas & Consumable Fuels - 5.1% (Continued)
Occidental Petroleum Corp., 6.95%, 07/01/2024	$500,000	$500,977
ONEOK, Inc., 2.75%, 09/01/2024	300,000	296,844
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	450,000	440,533
Western Midstream Operating LP, 3.10%, 02/01/2025	650,000	635,918
Williams Cos., Inc., 4.55%, 06/24/2024	500,000	498,930
		5,091,549

Specialized REITs - 0.5%
American Tower Corp., 2.95%, 01/15/2025	500,000	489,954

Specialty Retail - 0.2%
AutoNation, Inc., 3.50%, 11/15/2024	250,000	246,906

Technology - 0.6%
Dell International LLC / EMC Corp., 4.00%, 07/15/2024	650,000	647,506

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	500,000	500,230

Trading Companies & Distributors - 0.4%
GATX Corp., 3.25%, 03/30/2025	450,000	439,497

Trucking & Leasing - 0.4%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.45%, 07/01/2024(a)	300,000	298,812
2.70%, 11/01/2024(a)	105,000	103,333
		402,145

Wireless Telecommunication Services - 0.3%
Sprint LLC, 7.63%, 02/15/2025	250,000	252,073
TOTAL CORPORATE BONDS (Cost $26,059,804)		26,056,948

COLLATERALIZED LOAN OBLIGATIONS - 10.0%
Apidos CLO
Series 2015-20A, Class A1RA, 6.69% (3 mo. Term SOFR + 1.36%), 07/16/2031(a)	465,868	464,891
Series XXXA, Class A1A, 6.73% (3 mo. Term SOFR + 1.40%), 10/18/2031(a)	462,820	463,686
Atlas Senior Loan Fund Ltd., Series 2021-18A, Class X, 6.44% (3 mo. Term SOFR + 1.11%), 01/18/2035 (a)	466,667	466,658
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.34% (3 mo. Term SOFR + 2.01%), 10/15/2031 (a)	264,102	263,878

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 10.0% (CONTINUED)	Par	Value
Blackstone, Inc., Series 2018-1A, Class A2, 6.60% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	$333,843	$334,336
Cerberus Onshore CLO LLC, Series 2020-1A, Class A, 7.44% (3 mo. Term SOFR + 2.11%), 10/15/2031 (a)	82,314	82,254
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031 (a)	519,572	518,816
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.68% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,382,189	1,383,281
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 7.24% (3 mo. Term SOFR + 1.91%), 10/25/2030(a)	282,298	283,523
Series 2014-21A, Class AR, 7.06% (3 mo. Term SOFR + 1.73%), 01/25/2031(a)	790,536	789,433
Series 2018-36A, Class A, 6.83% (3 mo. Term SOFR + 1.56%), 02/05/2031(a)	510,818	511,050
LCM XIII LP, Series 14A, Class AR, 6.63% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	349,866	350,391
Madison Park Funding Ltd.
Series 2017-23A, Class AR, 6.56% (3 mo. Term SOFR + 1.23%), 07/27/2031(a)	574,825	575,681
Series 2021-52A, Class X, 6.49% (3 mo. Term SOFR + 1.16%), 01/22/2035(a)	526,316	526,313
Monroe Capital MML CLO Ltd., Series 2017-1A, Class B, 7.54% (3 mo. Term SOFR + 2.21%), 04/22/2029 (a)	500,000	500,370
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.51% (3 mo. Term SOFR + 1.18%), 10/18/2030 (a)	882,065	882,939
Saranac CLO, Series 2013-1A, Class BR, 7.49% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	250,000	250,419
THL Credit Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 6.77% (3 mo. Term SOFR + 1.44%), 10/15/2033 (a)	800,000	799,975
Voya CLO Ltd., Series 2014-2A, Class A1RR, 6.60% (3 mo. Term SOFR + 1.28%), 04/17/2030 (a)	621,146	622,064
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,060,625)		10,069,958

U.S. TREASURY OBLIGATIONS - 1.8%
United States Treasury Notes/Bonds
4.25%, 12/31/2024	500,000	496,435
1.50%, 02/15/2025	800,000	776,311
2.75%, 05/15/2025	500,000	487,505
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,762,417)		1,760,251

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 7.3%	Shares	Value
Money Market Funds - 4.4%
First American Government Obligations Fund - Class X, 5.23%(d)	4,372,187	$4,372,187

U.S. Treasury Bills - 2.9%	Par
5.18%, 07/11/2024(e)	$1,000,000	989,636
5.23%, 08/22/2024(e)	2,000,000	1,967,211
		2,956,847
TOTAL SHORT-TERM INVESTMENTS (Cost $7,330,027)		7,329,034

TOTAL INVESTMENTS - 101.2% (Cost $101,540,107)		$101,686,447
Liabilities in Excess of Other Assets - (1.2)%		(1,177,642)
TOTAL NET ASSETS - 100.0%		$100,508,805

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $47,116,829 or 46.9% of the Fund’s net assets.
(b)	Step coupon bond. The rate disclosed is as of April 30, 2024.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2024.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(e)	The rate shown is the effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF OPEN FUTURES CONTRACTS
April 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	22	06/28/2024	$4,458,438	$(48,546)
Total Unrealized Appreciation (Depreciation)				$(48,546)

STRIVE ENHANCED INCOME SHORT MATURITY ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE ENHANCED INCOME SHORT MATURITY ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Asset-Backed Securities	$—	$29,024,693	$—	$29,024,693
Collateralized Mortgage Obligations	—	27,445,563	—	27,445,563
Corporate Bonds	—	26,056,948	—	26,056,948
Collateralized Loan Obligations	—	10,069,958	—	10,069,958
U.S. Treasury Obligations	—	1,760,251	—	1,760,251
Money Market Funds	4,372,187	—	—	4,372,187
U.S. Treasury Bills	—	2,956,847	—	2,956,847
Total Investments in Securities	$4,372,187	$97,314,260	$—	$101,686,447

Other Financial Instruments
Futures*	$(48,546)	$—	$—	$(48,546)
Total Futures	$(48,546)	$—	$—	$(48,546)
Refer to the Schedule of Investments for industry classifications.
* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of April 30, 2024.
During the fiscal period ended April 30, 2024, the Strive Enhanced Income Short Maturity ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.